Related parties and variable interest entities	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related parties and variable interest entities	Related parties and variable interest entities
Carl Zeiss SMT GmbH is our single supplier, and we are their single customer, of optical columns for lithography systems. Carl Zeiss SMT GmbH is capable of developing and producing these items only in limited numbers and only through the use of manufacturing and testing facilities in Oberkochen and Wetzlar, Germany. Our relationship with
Carl Zeiss SMT GmbH is structured as a strategic alliance that is run under the principle of ‘two companies, one business’ and is focused on continuous innovation and improvement of operational excellence in the lithography business.
We have a 24.9% interest in Carl Zeiss SMT Holding GmbH & Co. KG (ultimate parent is Carl Zeiss AG), which owns
100% of the shares in Carl Zeiss SMT GmbH. As we are able to exercise significant influence over the entity, Carl
Zeiss SMT Holding GmbH & Co. KG and its subsidiaries are considered related parties. Additionally, we have determined that Carl Zeiss SMT Holding GmbH & Co. KG is a VIE mainly because the entity was established without substantive voting rights, since there is disparity between our voting rights and our economics, and substantially all of
Carl Zeiss SMT Holding GmbH & Co. KG’s activities involve us or are conducted on our behalf. However, we are not the primary beneficiary of the VIE, because we lack the power to direct the activities that most significantly impact
Carl Zeiss SMT Holding GmbH & Co. KG’s economic performance.
We have had several framework agreements in place with Carl Zeiss SMT GmbH since 1997.
2021 framework agreement
We entered into a framework agreement in September 2021 with Carl Zeiss SMT GmbH, with effect as of the beginning of 2021. This agreement, which we refer to as the 2021 framework agreement, replaced our key existing framework agreements and continued our strategic alliance to meet end customer demand. The key components to the framework agreement are:
•A behavior and interaction model that fosters mutual respect and understanding
•A governance model that enables both companies to become more effective and aligned in their decision-making and the execution of the strategy in the business via mutual approval on (i) certain investment decisions affecting the lithography business, and (ii) the requirements of all products supplied by Carl Zeiss SMT GmbH
•A variable pricing model for purchases of products and services determined by the annual financial performance of both ASML and Carl Zeiss SMT GmbH in the lithography business
•Cash support via additional prepayments on product deliveries to ensure Carl Zeiss SMT GmbH a minimum adjusted free cash flow floor in an annual period, if certain criteria are met
•A commitment from ASML to finance the capital expenditures of Carl Zeiss SMT GmbH if Carl Zeiss SMT GmbH’s investments required to execute on the lithography business roadmap exceed certain thresholds, measured annually
The financing takes place through loan agreements, with the key terms being:
•Ten-year loan terms with linear annual repayment after a three-year grace period
•Interest rate subject to a floor of 0.01% and a cap of 1%
•Voluntary repayment option without penalty
•The loans are secured by a parental guarantee from Carl Zeiss AG
The loans are measured at amortized cost and presented within the Consolidated balance sheets as Loans receivable.
The cash outflows from ASML in the variable pricing model for purchases of products and services consists of two elements. The first is cash outflows for purchasing products and services reflected in our inventory valuation and cost of sales. The second consists of R&D funding for High NA to Carl Zeiss SMT GmbH, for which these costs are presented within Research and development costs. For 2025, the related R&D funding amounted to €22.5 million
(2024: €45.1 million; 2023: €67.6 million).
In addition to the High NA support, we make non-interest-bearing advance payments to support Carl Zeiss SMT
GmbH’s work-in-process. These payments are made to secure optical column deliveries and these advance payments are settled through future lens or optical column deliveries, and are also presented in Other assets.
2021 loan agreement
In September 2021, we entered into a loan agreement with Carl Zeiss SMT GmbH for up to €1 billion. As of December
31, 2025, we have financed a total amount of €839.1 million (December 31, 2024: €912.4 million) through this loan agreement. As of September 30, 2024, the undrawn amount of €87.6 million was cancelled. The amortized cost of this loan is equal to its face value and the effective interest rate equals the contractual rate.
2024 loan agreement
In September 2024, we entered into a second loan agreement with Carl Zeiss SMT GmbH for up to €1 billion. As of
December 31, 2025, the drawn down amount was €610.0 million with an amortized cost of €527.1 million, an unamortized discount of €68.0 million and an effective interest rate of 3.1%. The discount to the 2024 loan is presented within Other assets as Advanced payments to Carl Zeiss SMT GmbH.
2025 restatement of the 2021 framework agreement
In May 2025 the 2021 framework agreement was restated. The main change introduced by the restatement relates to
ASML’s commitment to finance Carl Zeiss SMT GmbH’s capital expenditures under certain conditions. The terms and conditions applicable to these loans as from 2025 are:
•Loans are interest-free with an expected repayment term of either 7 or 15 years
•Variable quarterly repayments based on Carl Zeiss SMT GmbH’s actual revenue during a given year, subject to a certain corridor
•First repayment after a three-year grace period
•The loans are secured by a parental guarantee from Carl Zeiss AG
In addition, ASML has committed to support Carl Zeiss SMT GmbH in meeting their supply chain obligations by providing short-term loans as from 2025 subject to the following terms and conditions:
•Loans are interest free and have a term of 1 year
•Full repayment upon maturity
The loans are measured at amortized cost and presented within the Consolidated balance sheets as Loans receivable.
2025 loan agreements
In July 2025 we provided a loan to Carl Zeiss SMT GmbH for an amount of €444 million. As of December 31, 2025 the amortized cost is €333.2 million, with an unamortized discount of €110.8 million and an effective interest rate of 3.3%.
In June 2025 we provided a short-term loan to Carl Zeiss SMT GmbH for an amount of €169 million. This loan was fully repaid in November 2025.
In November 2025 we provided another short-term loan to Carl Zeiss SMT GmbH for an amount of €212.5 million. As of December 31, 2025 the amortized cost is €208.1 million, with an unamortized discount of €4.8 million and an effective interest rate of 2.8%.
The discounts to the 2025 loans are presented within Other assets as Advanced payments to Carl Zeiss SMT GmbH.
The below table shows the outstanding balances with Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries in our Consolidated balance sheets, as well as our maximum exposure to losses:

Year ended December 31 (€, in millions)	2024	2025	Maximum exposure to loss
Advance payments included in Other assets	1,415.7	1,191.9	1,191.9
Loans receivable	1,440.8	1,907.5	1,907.5
Investment agreement for 24.9% equity	903.0	822.6	822.6
Accounts receivable	70.8	1.1	1.1
Accounts payable	955.8	1,085.8	—
Cost to be paid included in Accrued and other liabilities	199.9	123.0	—
The Advance payments included in Other assets includes €330.9 million related to amounts paid prior to the 2021 framework agreement. Our maximum exposure to loss related to our involvement in Carl Zeiss SMT Holding GmbH &
Co. KG as a VIE includes the carrying value of each of the assets, as well as the risk of any future operating losses of
Carl Zeiss SMT Holding GmbH & Co. KG, which cannot be quantified.
The total purchases from Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries are as follows:

Year ended December 31 (€, in millions)	2023	2024	2025
Total purchases	3,325.9	3,946.5	4,406.9
Other related party considerations
Except as described above, there have been no transactions between ASML or any of its subsidiaries, any other significant shareholder, any director or officer, or any relative or spouse thereof, other than arrangements in the ordinary course of business. During our most recent fiscal year, there has been no, and at present there is no, outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof.
Furthermore, ASML has not granted any personal loans, guarantees or the like to members of the Board of
Management or Supervisory Board.